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                                  ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                                BOSTON, MA 02110
                   WRITER'S DIRECT DIAL NUMBER (617) 951-7079
                 WRITER'S E-MAIL ADDRESS: MSTEVENS@ROPESGRAY.COM



                                                              November 7, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   RS Investment Trust Registration No. 33-16439

Ladies and Gentlemen:

     Enclosed for filing with the Commission on behalf of RS Investment Trust (the "Trust"), pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a Supplement, dated November 5, 2003, to the Prospectus of the Trust, dated May 1, 2003, as revised October 6, 2003.

     Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (617) 951-7079 or to Timothy W. Diggins of this office at (617) 951-7389.

                                                   Very truly yours,

                                                   /s/ MARGARET S. STEVENS

                                                   Margaret S. Stevens




Enclosure

cc:  Patrick J. Murphy, Esq.
     Timothy W. Diggins, Esq.